Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2015
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents

	December 31, 2015	December 31, 2014
Cash at banks	$37,719	$27,864
Short-term deposits	115	3,013
Total cash and cash equivalents	$37,834	$30,877